Business Segment Information (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Business Segment Information (Textual) [Abstract]
Total Revenues	1,618,000,000	1,426,000,000	3,333,000,000	2,721,000,000
Business Segment Information (Additional Textual) [Abstract]
Gross inventory capital expenditures less cost of sales	(4,000,000)	31,000,000	(3,000,000)	47,000,000
Development capital	3,000,000	16,000,000	11,000,000	29,000,000
Maximum [Member]
Business Segment Information (Textual) [Abstract]
Total revenue, percentage	10.00%	10.00%	10.00%	10.00%
Long-lived assets	10.00%		10.00%		10.00%
United States [Member]
Business Segment Information (Textual) [Abstract]
Total Revenues	295,000,000	294,000,000	570,000,000	572,000,000
Segment of assets long-lived	1,800,000,000		1,800,000,000		1,800,000,000